Borrowings - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Outstanding amount	$ 520,359	$ 538,168
Less: current portion	(12,215)	(14,578)
Less: deferred financing costs, net	(5,430)	(7,982)
Total long-term borrowings	502,714	515,608
Senior Notes
Debt Instrument [Line Items]
Outstanding amount	375,000	375,000
Less: deferred financing costs, net	(3,323)	(4,576)
Term Loan B Facility
Debt Instrument [Line Items]
Outstanding amount	98,000	99,000
Less: deferred financing costs, net	(2,056)	(3,188)
Notes Payable
Debt Instrument [Line Items]
Outstanding amount	22,469	26,875
Less: deferred financing costs, net	(5,949)
BBVA Loan
Debt Instrument [Line Items]
Outstanding amount	14,275	19,300
Term Bank loan
Debt Instrument [Line Items]
Outstanding amount	10,500	11,900
Less: deferred financing costs, net	(51)	(73)
Credit agreement for a river and estuary tanker
Debt Instrument [Line Items]
Outstanding amount	0	5,909
Loan for Nazira
Debt Instrument [Line Items]
Outstanding amount	$ 115	$ 184